Financial Instruments and Financial Risk Management - Summary of Derivatives not Designated as Hedging Instruments and Embedded Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ 694	$ 144
Swap contract | Zinc swaps
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(38)	(8)
Swap contract | Lead swaps
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(1)	(4)
Swap contract | Copper swaps
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(93)	27
Settlement receivables and payables (Note 9)
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	512	65
Embedded Derivatives | Zinc swaps
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	2	1
Embedded Derivatives | Gold stream embedded derivative
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	138	51
Embedded Derivatives | Silver stream embedded derivative
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	136	22
Variable consideration
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	0	(7)
Other
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ 38	$ (3)